BANK AND OTHER BORROWINGS	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
BANK AND OTHER BORROWINGS

NOTE 10 — BANK AND OTHER BORROWINGS

The Group’s outstanding indebtedness borrowed from banks and other financial institutions, consist of the following:

			Thousands of Yen
Indebtedness	Weighted average interest rate*	Weighted average years to maturity*	Balance as of March 31, 2026	Balance as of March 31, 2025
Short-term loans
Secured loans
Fixed rate loans	2.64%	0.46	¥589,020	¥1,842,700
Variable rate loans (*1)	2.51%	0.70	983,230	-
Unsecured loans
Fixed rate loans	2.81%	0.17	33,782	50,000
Variable rate loans (*1)	1.98%	0.17	2,368	-
Aggregate outstanding principal balances	2.57%	0.59	¥1,608,400	¥1,892,700

Less: unamortized debt issuance costs			¥(2,742)	¥(7,441)
Short-term loans			¥1,605,658	¥1,885,259

Long-term loans
Secured loans
Fixed rate loans	2.93%	2.13	4,126,972	4,991,739
Variable rate loans (*2)	2.62%	2.46	10,664,760	5,006,510
Unsecured loans
Fixed rate loans	1.48%	5.36	683,064	960,379
Variable rate loans (*2)	1.80%	3.23	67,987	-
Aggregate outstanding principal balances	2.65%	2.52	¥15,542,783	¥10,958,628

Less: unamortized debt issuance costs			¥(80,357)	¥(74,678)
Less: current portion			(4,878,372)	(4,025,343)
Non-current portion			¥10,584,054	¥6,858,607

*	Pertained to information for loans outstanding as of March 31, 2026.

*1	Annual interest rate was short-term prime rate in Japan +2.13%.

*2	Annual interest rate was long-term prime rate in Japan +2.80%.

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Group borrowed funds from various financial institutions for the purchase of real estate properties and for working capital purposes.

Interest expenses for short-term and long-term loans were ¥316,861 thousand, ¥198,476 thousand and ¥352,904 thousand for the years ended March 31, 2026, 2025 and 2024, respectively.

Included in real estate inventory was capitalized interest of ¥158,134 thousand, ¥124,788 thousand and ¥138,376 thousand for the years ended March 31, 2026, 2025 and 2024, respectively.

The term deposits, inventories, and property, plant and equipment, net, pledged as collateral for secured loans as of March 31, 2026 and 2025 are as follows:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Term deposits	¥-	¥5,000
Inventories	14,652,292	13,137,928
Property, plant and equipment, net	82,434	84,386
Total	¥14,734,726	¥13,227,314

Compensating balances that do not legally restrict the use of cash were ¥30,030 thousand and ¥26,400 thousand as of March 31, 2026 and 2025, respectively.

As of March 31, 2026, future minimum payments for long-term loans are as follows:

Thousands of Yen
Fiscal Years Ending March 31,	Principal Repayment
2027	¥4,905,968
2028	6,935,967
2029	3,022,148
2030	165,193
2031	98,089
Thereafter	415,418
Total	¥15,542,783

There are no significant debt covenants related to short-term and long-term loans.

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS